Commitments	12 Months Ended
Jun. 30, 2019
Commitments [Abstract]
Commitments

14. Commitments

a.	Capital commitments

The Group did not have any commitments for future capital expenditure outstanding as of June 30, 2019 and June 30, 2018.

b.	Lease commitments: Group as lessee

The Group leases various offices under non-cancellable operating leases. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated.

				Later than
			Later than one	three years
			year but no	but no later
		Within one	later than	than five	Later than
(in U.S. dollars, in thousands)	Total	year	three years	years	five years
Operating leases	7,460	2,100	2,763	1,341	1,256
Total commitments	7,460	2,100	2,763	1,341	1,256

Lease commitments include amounts in AUD and Singapore dollars which have been translated to USD as of June 30, 2019 foreign exchange rates published by the Reserve Bank of Australia.

c.	Purchase commitments

The Group did not have any purchase commitments as of June 30, 2019.